Stockholders' equity - Common Stock and Receivable from Shareholder (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 07, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Feb. 13, 2013	Jun. 03, 2010
Class of Stock [Line Items]
Common stock, shares outstanding		15,155,200	13,611,974	15,161,600
Preferred stock, shares authorized					10,000,000
Promissory note to investor						$ 345,000
Promissory note to investor, interest rate margin on Bank Prime Rate						3.00%
Promissory note to investor, shares held as collateral						287,500
Promissory note to investor, repaid with cash	105,000	0	105,000
Promissiory note to investor, repaid with return of shares	100,000
Promissiory note to investor, repaid with return of shares, price in usd per share	$ 2.40
Common stock
Class of Stock [Line Items]
Shares of common stock issued in private placements		1,476,789	212,500
Private placements, price in usd per share		$ 4.50
Stock issuance costs		678,746
Net cash proceeds from private placements		$ 5,966,805	$ 680,000
Common stock | Maximum
Class of Stock [Line Items]
Private placements, price in usd per share			$ 3.20